Acquisitions (Results Of Operations If Acquisition Was Consummated) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition, Pro Forma Information [Abstract]
Sales	$ 4,205.7	$ 4,104.5	$ 17,501.9	$ 17,107.3
Net earnings from continuing operations	$ 483.8	$ 550.5	$ 2,088.5	$ 1,666.3
Diluted net earnings per share from continuing operations (in dollars per share)	$ 0.69	$ 0.79	$ 2.99	$ 2.35